Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE MEDICINE ETF	Feb. 10, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptive Medicine ETF
Bar Chart Table:
Annual Return 2021	10.99%
Annual Return 2022	(21.71%)